Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Suppliers’ Purchases - Supplier Concentration Risk [Member] - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Suppliers’ Purchases [Line Items]
Supplier amount	$ 116,146	$ 13,746
Supplier percentage	100.00%	100.00%